10-Q Investments - Schedule of Net Investment Income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Marketable Securities [Line Items]
Gross investment income	$ 8,957				$ 19,855
Gross investment income		$ 4,159	$ 16,781	$ 7,612		$ 4,989
Investment expenses	(180)	(111)	(344)	(211)	(484)	(264)
Net investment income	8,777	4,048	16,437	7,401	19,371	4,725
U.S. government and government agency
Marketable Securities [Line Items]
Gross investment income	3,836				4,673
Gross investment income		656	7,523	938		255
State and municipal
Marketable Securities [Line Items]
Gross investment income	388				1,550
Gross investment income		388	775	775		1,052
Commercial mortgage-backed securities
Marketable Securities [Line Items]
Gross investment income	468				1,381
Gross investment income		363	842	628		479
Residential mortgage-backed securities
Marketable Securities [Line Items]
Gross investment income	1,920				962
Gross investment income		246	2,164	462		661
Asset-backed securities
Marketable Securities [Line Items]
Gross investment income	(33)				3,708
Gross investment income		894	1,040	1,493		730
Corporate
Marketable Securities [Line Items]
Gross investment income	1,071				3,448
Gross investment income		893	2,003	1,589		1,128
Short-term investments
Marketable Securities [Line Items]
Gross investment income	103				943
Gross investment income		208	215	631		371
Cash and cash equivalents
Marketable Securities [Line Items]
Gross investment income	$ 1,204				$ 3,190
Gross investment income		$ 511	$ 2,219	$ 1,096		$ 313